Trade and Other Payables	6 Months Ended
Jun. 30, 2024
Trade and other payables [Abstract]
Trade and other payables

17. Trade and other payables

	June 30,	December 31,
	2024	2023
	$	$
Trade payables	3,533,585	2,529,751
VAT payable	-	852,479
Accrued expenses	3,074,793	4,953,234
	6,608,378	8,335,464

All amounts are short-term. The carrying value of trade payables and accrued expenses are considered to be a reasonable approximation of their fair value.